Summary of Significant Accounting Principles - Schedule of Significant Consolidated Subsidiaries (Details)	6 Months Ended
Jun. 30, 2026
Webull Financial LLC [Member]
Schedule of Significant Consolidated Subsidiaries [Line Items]
Date of Incorporation/Establishment	May 24, 2017
Domicile Location	United States
Principal Activity	Broker Dealer
Webull Futures LLC [Member]
Schedule of Significant Consolidated Subsidiaries [Line Items]
Date of Incorporation/Establishment	Aug. 25, 2022
Domicile Location	United States
Principal Activity	Futures Commission Merchant
Webull Holdings (US) Inc. [Member]
Schedule of Significant Consolidated Subsidiaries [Line Items]
Date of Incorporation/Establishment	May 16, 2017
Domicile Location	United States
Principal Activity	Holding Company
Webull Holdings (Singapore) Pte. Ltd. [Member]
Schedule of Significant Consolidated Subsidiaries [Line Items]
Date of Incorporation/Establishment	May 12, 2021
Domicile Location	Singapore
Principal Activity	Holding Company
Webull Pay, LLC [Member]
Schedule of Significant Consolidated Subsidiaries [Line Items]
Date of Incorporation/Establishment	Jul. 30, 2019	[1]
Domicile Location	United States	[1]
Principal Activity	Crypto Trading	[1]
Webull Securities (Singapore) Pte. Ltd. [Member]
Schedule of Significant Consolidated Subsidiaries [Line Items]
Date of Incorporation/Establishment	May 12, 2021
Domicile Location	Singapore
Principal Activity	Broker Dealer
Webull Securities Limited [Member]
Schedule of Significant Consolidated Subsidiaries [Line Items]
Date of Incorporation/Establishment	Dec. 11, 2017
Domicile Location	Hong Kong
Principal Activity	Broker Dealer
Webull Securities (Australia) Pty. Ltd. [Member]
Schedule of Significant Consolidated Subsidiaries [Line Items]
Date of Incorporation/Establishment	Oct. 27, 2021
Domicile Location	Australia
Principal Activity	Broker Dealer
Webull Securities (Japan) Co., Ltd. [Member]
Schedule of Significant Consolidated Subsidiaries [Line Items]
Date of Incorporation/Establishment	Mar. 23, 1948	[2]
Domicile Location	Japan	[2]
Principal Activity	Broker Dealer	[2]
Webull Securities (Canada) Limited [Member]
Schedule of Significant Consolidated Subsidiaries [Line Items]
Date of Incorporation/Establishment	Oct. 14, 2021
Domicile Location	Canada
Principal Activity	Broker Dealer
Webull Securities (Thailand) Company Limited [Member]
Schedule of Significant Consolidated Subsidiaries [Line Items]
Date of Incorporation/Establishment	Jan. 28, 2022
Domicile Location	Thailand
Principal Activity	Broker Dealer
HongKong Webull Limited [Member]
Schedule of Significant Consolidated Subsidiaries [Line Items]
Date of Incorporation/Establishment	Sep. 19, 2019
Domicile Location	Hong Kong
Principal Activity	Holding Company
Hunan Weibu Information Technology Co., Ltd. [Member]
Schedule of Significant Consolidated Subsidiaries [Line Items]
Date of Incorporation/Establishment	Sep. 06, 2021
Domicile Location	Mainland China
Principal Activity	Technology Support and Development Subsidiary

[1]	Acquired on September 26, 2025
[2]	Formerly known as Madison Securities Co., Ltd.